Document and Entity Information	Dec. 18, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	ALPS Variable Investment Trust
Entity Central Index Key	0001382990
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2019
Document Effective Date	Dec. 18, 2019
Prospectus Date	Apr. 30, 2019